Expense Example - iShares Emerging Markets Bond Active ETF - iShares Emerging Markets Bond Active ETF	Sep. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160